K | Fidelity Diversified International Fund
Supplement to the
Fidelity® Diversified International Fund
Class K
December 30, 2013
Prospectus

Effective August 1, 2014, the Advisor reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.78%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$80
3 years	$249
5 years	$433
10 years	$966